SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
SCHEDULE H -LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
INTERNATIONAL FLAVORS & FRAGRANCES INC.
RETIREMENT INVESTMENT FUND PLAN
EIN No. 13-1432060
PLAN No. 001
SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR)
DECEMBER 31, 2025

(a)	(b)	(c)	(d)	(e)
	Identity of Issue, Borrower, Lessor or Similar Party	Description of Investment, including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	Cost	Current Value
*	IFF Common Stock	Common Stock	(1)	$5,264,237
	Vanguard Retirement Savings Trust III	Common/Collective Trust	(1)	18,095,010
	Vanguard Federal Money Market Fund	Mutual Fund	(1)	60,452,791
*	Fidelity Investments Money Market Government Portfolio - Institutional Class	Mutual Fund	(1)	221,488
	Vanguard Target Retirement 2020 Trust II	Common/Collective Trust	(1)	26,156,303
	Vanguard Target Retirement 2025 Trust II	Common/Collective Trust	(1)	64,172,908
	Vanguard Target Retirement 2030 Trust II	Common/Collective Trust	(1)	114,753,239
	Vanguard Target Retirement 2035 Trust II	Common/Collective Trust	(1)	97,965,037
	Vanguard Target Retirement 2040 Trust II	Common/Collective Trust	(1)	88,875,578
	Vanguard Target Retirement 2045 Trust II	Common/Collective Trust	(1)	85,602,603
	Vanguard Target Retirement 2050 Trust II	Common/Collective Trust	(1)	60,231,048
	Vanguard Target Retirement 2055 Trust II	Common/Collective Trust	(1)	55,253,899
	Vanguard Target Retirement 2060 Trust II	Common/Collective Trust	(1)	28,146,368
	Vanguard Target Retirement 2065 Trust II	Common/Collective Trust	(1)	10,994,729
	Vanguard Target Retirement Income Trust II	Common/Collective Trust	(1)	14,843,763
*	Fidelity BrokerageLink (line 1c15)	Mutual Fund	(1)	30,754,511
	State Street U.S. Inflation Protected Bond Index Securities Lending Series Fund Class II	Common/Collective Trust	(1)	5,424,168
	State Street S&P 500 Index Securities Lending Series Fund Class II	Common/Collective Trust	(1)	243,545,162
	State Street U.S. Bond Index Securities Lending Series Fund Class XIV	Common/Collective Trust	(1)	41,281,601
	State Street Global All Cap Equity Ex-U.S. Index Securities Lending Series Fund Class II	Common/Collective Trust	(1)	66,133,285
*	Notes Receivable From Participants	Varying maturity dates through 6/26/2046, interest ranging from 3.75% to 9.00%, per annum	—	13,759,300
		TOTAL		$1,131,927,028
* Indicates party-in-interest to the Plan.
(1) The cost of participant-directed investments is not required to be disclosed.